Other Liabilities, Provisions, Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Other Current Financial Liabilities

Other current financial liabilities

	December 31, 2017		December 31, 2016
Sundry creditors	Ps.	9,116	Ps.	7,244
Derivative financial instruments (see Note 20)		3,947		264
Others		16		75

Total	Ps.	13,079	Ps.	7,583

Schedule of Provisions and Other Long Term Liabilities	25.2 Provisions and other long term liabilities

	December 31, 2017		December 31, 2016
Provisions	Ps.	12,855	Ps.	16,428
Taxes payable		458		508
Others		1,233		1,457

Total	Ps.	14,546	Ps.	18,393

Schedule of Other Financial Liabilities	25.3 Other financial liabilities

	December 31, 2017		December 31, 2016
Derivative financial instruments (see Note 20)	Ps.	1,769	Ps.	6,403
Security deposits		1,028		917

Total	Ps.	2,797	Ps.	7,320

Schedule of Provisions Recorded in Consolidated Statement of Financial Position

The following table presents the nature and amount of the loss contingencies recorded as of December 31, 2017 and 2016:

	December 31, 2017		December 31, 2016
Indirect taxes	Ps.	6,836	Ps.	11,065
Labor		2,723		2,578
Legal		3,296		2,785

Total	Ps.	12,855	Ps.	16,428

Summary of Changes in Provisions

Changes in the balance of provisions recorded

25.5.1 Indirect taxes

	December 31, 2017		December 31, 2016		December 31, 2015
Balance at beginning of the year	Ps.	11,065	Ps.	1,725	Ps.	2,271
Penalties and other charges		362		173		21
New contingencies (see Note 19)		91		768		84
Contingencies added in business combination (1)		861		7,840		—
Cancellation and expiration		(796)		(106)		(205)
Payments		(947)		(6)		(214)
Brazil amnesty adoption		(3,321)		—		—
Effects of changes in foreign exchange rates		(479)		671		(232)

Balance at end of the year	Ps.	6,836	Ps.	11,065	Ps.	1,725

25.5.2 Labor

	December 31, 2017		December 31, 2016		December 31, 2015
Balance at beginning of the year	Ps.	2,578	Ps.	1,372	Ps.	1,587
Penalties and other charges		56		203		210
New contingencies		283		397		44
Contingencies added in business combination (1)		—		500		—
Cancellation and expiration		(32)		(186)		(102)
Payments		(92)		(336)		(114)
Effects of changes in foreign exchange rates		(69)		628		(253)
Venezuela deconsolidation effect		(1)		—		—

Balance at end of the year	Ps.	2,723	Ps.	2,578	Ps.	1,372

25.5.3 Legal

	December 31, 2017		December 31, 2016		December 31, 2015
Balance at beginning of the year	Ps.	2,785	Ps.	318	Ps.	427
Penalties and other charges		121		34		—
New contingencies		186		196		—
Contingencies added in business combination (1)		783		2,231		—
Cancellation and expiration		(16)		(46)		(33)
Payments		(417)		(81)		—
Brazil amnesty adoption		7		—		—
Effects of changes in foreign exchange rates		(151)		133		(76)
Venezuela deconsolidation effect		(2)		—		—

Balance at end of the year	Ps.	3,296	Ps.	2,785	Ps.	318

(1)	Coca-Cola FEMSA recognized an amount of Ps. 7,840 corresponding to tax claims with local Brazil IRS (including a contingency of Ps. 5,321 related to the deductibility of a tax goodwill balance). The remaining contingencies relate to multiple claims with loss expectations assessed by management and supported by the analysis of legal counsels as possible, the total amount of contingencies guaranteed agreements amounts to Ps. 8,081. During 2017, Coca-Cola FEMSA took advantage of a Brazilian tax amnesty program. The settlement of certain outstanding matters under that amnesty program generated a benefit of Ps. 1,874 which has been offset against the corresponding indemnifiable assets.

Schedule of Contractual Maturities of Operating Lease Commitments

The contractual maturities of the operating lease commitments by currency, expressed in Mexican pesos as of December 31, 2017, are as follows:

	Mexican Pesos		U.S. Dollars		Others
Not later than 1 year	Ps.	6,553	Ps.	426	Ps.	5,700
Later than 1 year and not later than 5 years		21,922		3,145		22,104
Later than 5 years		29,307		280		10,226

Total	Ps.	57,782	Ps.	3,851	Ps.	38,030

Schedule of Future Minimum Lease Payments

Future minimum lease payments under finance leases with the present value of the net minimum lease payments are as follows:

	2017 Minimum Payments		Present Value of Payments		2016 Minimum Payments		Present Value of Payments
Not later than 1 year	Ps.	41	Ps.	34	Ps.	32	Ps.	(68)
Later than 1 year and not later than 5 years		91		82		103		83
Later than 5 years		—		—		—		97

Total mínimum lease payments		132		116		135		112
Less amount representing finance charges		16		—		23		—
Present value of minimum lease payments		116		116		112		112